SCHEDULE OF INVESTMENTS (000) *

June 30, 2023 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

COMMON STOCK

Argentina — 0.8%

MercadoLibre Inc. [1]	3,954	$4,684

YPF S.A. ADR [1]	334,081	4,974

		9,658

Brazil — 4.5%

Banco do Brasil SA	2,488,194	25,723

Cia de Saneamento de Minas Gerais Copasa MG	768,000	3,391

Gerdau SA ADR	2,574,514	13,439

JBS SA	677,900	2,479

Minerva SA	2,156,600	4,743

PRIO S.A. [1]	367,600	2,855

SLC Agricola S.A.	445,845	3,561

		56,191

China — 29.6%

Agricultural Bank of China Ltd., Class H	14,725,000	5,799

Alibaba Group Holding Ltd. ADR [1]	316,423	26,374

Anhui Conch Cement Co. Ltd., Class H	881,000	2,344

Autohome Inc. ADR	108,135	3,153

Baidu Inc. ADR [1]	61,990	8,487

BYD Co. Ltd., Class H	271,000	8,689

China CITIC Bank Corp. Ltd., Class H	8,298,000	3,901

China Coal Energy Co. Ltd., Class H	8,384,000	6,243

China Construction Bank Corp., Class H	51,550,000	33,375

China Galaxy Securities Co. Ltd., Class H	9,705,500	5,195

China Lumena New Materials Corp. [1,2]	264,100	—

China National Building Material Co. Ltd., Class H	6,288,000	3,886

China Petroleum & Chemical Corp., Class H	12,534,000	7,369

China Railway Group Ltd., Class H	14,346,000	9,493

China Resources Pharmaceutical Group Ltd.	4,482,500	3,913

CITIC Ltd.	8,868,000	10,618

COSCO SHIPPING Holdings Co. Ltd., Class H	7,866,400	7,111

Daqo New Energy Corp. ADR [1]	255,812	10,156

Dongfeng Motor Group Co. Ltd., Class H	4,276,000	1,960

FinVolution Group ADR	521,338	2,398

Guanghui Energy Co. Ltd., Class A	8,432,511	7,981

Guangzhou Automobile Group Co. Ltd., Class H	4,096,000	2,449

Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	1,823,297	2,218

Hello Group Inc. ADR	407,707	3,918

Hengdian Group DMEGC Magnetics Co. Ltd., Class A	2,507,335	6,296

Hubei Jumpcan Pharmaceutical Co. Ltd., Class A [1]	1,454,500	5,823

iQIYI Inc. ADR [1]	1,042,292	5,566

JinkoSolar Holding Co. Ltd. ADR [1]	140,190	6,221

Lenovo Group Ltd.	7,346,000	7,698

Metallurgical Corp of China Ltd., Class A	6,349,400	3,475

PDD Holdings Inc. ADR [1]	231,826	16,029

SCHEDULE OF INVESTMENTS (000) * (continued)

June 30, 2023 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

China — (continued)

PetroChina Co. Ltd., Class H	24,570,000	$17,060

PICC Property & Casualty Co. Ltd., Class H	10,452,000	11,638

Qifu Technology Inc. ADR	447,658	7,736

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,124,136	4,217

Shuangliang Eco-Energy Systems Co. Ltd., Class A	1,711,429	3,301

Sichuan Road and Bridge Group Co. Ltd., Class A	3,756,316	5,075

Sinopharm Group Co. Ltd., Class H	1,436,400	4,496

Skyworth Group Ltd.	5,034,485	2,230

Tencent Holdings Ltd.	1,340,389	56,834

Tencent Music Entertainment Group ADR [1]	1,709,936	12,619

Vipshop Holdings Ltd. ADR [1]	859,958	14,189

Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	548,200	5,370

		372,903

Greece — 0.5%

Mytilineos S.A.	80,728	2,850

OPAP SA	176,015	3,070

		5,920

India — 12.8%

Axis Bank Ltd.	677,505	8,175

Bank of Baroda	5,510,804	12,833

Bharat Electronics Ltd.	3,384,479	5,198

Britannia Industries Ltd.	112,917	6,924

Coal India Ltd.	2,808,187	7,922

Dr Reddy’s Laboratories Ltd.	80,146	5,048

GAIL India Ltd.	5,036,486	6,460

Indian Oil Corp. Ltd.	4,934,822	5,500

Info Edge India Ltd.	65,654	3,600

ITC Ltd.	2,999,952	16,542

Mahindra & Mahindra Ltd.	532,577	9,463

Muthoot Finance Ltd.	16,255	246

Nestle India Ltd.	11,466	3,204

NTPC Ltd.	3,209,131	7,412

Oil & Natural Gas Corp. Ltd.	7,246,585	14,184

Power Grid Corp of India Ltd.	2,997,233	9,344

REC Ltd.	4,173,533	8,394

Shriram Finance Ltd.	247,044	5,237

State Bank of India	949,469	6,650

Tata Motors Ltd. [1]	490,000	3,571

Varun Beverages Ltd.	1,145,584	11,233

Vedanta Ltd.	1,098,987	3,743

		160,883

Indonesia — 1.7%

Adaro Energy Indonesia Tbk PT	24,353,800	3,624

Astra International Tbk PT	10,285,100	4,665

SCHEDULE OF INVESTMENTS (000) * (continued)

June 30, 2023 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Indonesia — (continued)

Bank Mandiri Persero Tbk PT	9,716,500	$3,381

Indo Tambangraya Megah Tbk PT	1,155,900	1,861

Indofood Sukses Makmur Tbk PT	4,549,000	2,231

Perusahaan Gas Negara Tbk PT	31,758,700	2,780

United Tractors Tbk PT	2,016,600	3,128

		21,670

Kuwait — 0.2%

Mobile Telecommunications Co. KSCP	1,764,917	2,985

Mexico — 2.5%

Alfa SAB de CV, Class A	4,058,600	2,511

Arca Continental SAB de CV	507,000	5,204

Coca-Cola Femsa SAB de CV ADR	53,413	4,450

Fibra Uno Administracion SA de CV, Class REIT [3]	2,236,300	3,265

Grupo Aeroportuario del Pacifico SAB de CV, Class B	271,900	4,893

Grupo Bimbo SAB de CV	969,600	5,208

Kimberly-Clark de Mexico SAB de CV, Class A	1,388,200	3,097

Vista Energy SAB de CV ADR [1]	141,254	3,407

		32,035

Poland — 0.5%

Jastrzebska Spolka Weglowa S.A. [1]	154,348	1,522

Orlen SA	314,602	4,986

		6,508

Qatar — 0.2%

Ooredoo QPSC	964,209	2,898

Russia — 0.0%

Gazprom PJSC ADR [1,2]	4,239,823	—

LUKOIL PJSC [1,2]	172,525	—

LUKOIL PJSC ADR [1,2]	137,472	—

Sberbank of Russia PJSC ADR [1,2]	790,503	—

		—

Saudi Arabia — 1.4%

Bawan Co.	252,516	2,464

Elm Co.	31,674	4,932

Etihad Etisalat Co.	378,770	4,859

Saudi Aramco Base Oil Co.	33,785	1,242

Saudi Electricity Co.	684,251	4,140

		17,637

South Africa — 0.4%

African Rainbow Minerals Ltd.	119,691	1,263

Sappi Ltd.	791,004	1,639

Truworths International Ltd.	911,991	2,743

		5,645

SCHEDULE OF INVESTMENTS (000) * (continued)

June 30, 2023 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

South Korea — 16.5%

DB HiTek Co. Ltd.	34,073	$1,642

DB Insurance Co. Ltd.	86,007	4,885

DL E&C Co. Ltd.	99,004	2,625

Doosan Bobcat Inc.	81,559	3,646

E-MART Inc.	41,987	2,458

GS Holdings Corp.	127,200	3,545

Hana Financial Group Inc.	397,876	11,878

Hanwha Aerospace Co. Ltd.	112,005	10,848

Hanwha Corp.	225,643	5,151

HMM Co. Ltd.	170,515	2,452

Hyundai Electric & Energy System Co. Ltd.	77,851	3,861

Hyundai Glovis Co. Ltd.	33,313	5,015

Hyundai Marine & Fire Insurance Co. Ltd.	176,952	4,175

JYP Entertainment Corp.	66,644	6,652

KB Financial Group Inc.	120,345	4,368

Kia Corp.	424,631	28,604

KIWOOM Securities Co. Ltd.	24,279	1,641

Korea Gas Corp. [1]	29,046	568

Korea Investment Holdings Co. Ltd.	70,472	2,779

LG Electronics Inc.	124,768	12,076

LS Corp.	73,651	5,220

LX INTERNATIONAL CORP.	150,197	4,133

LX Semicon Co. Ltd.	51,054	4,444

Nexon Games Co. Ltd. [1]	108,395	1,876

NongShim Co. Ltd.	4,289	1,295

OCI Holdings Co. Ltd.	60,656	5,243

POSCO International Corp.	207,253	6,308

Samsung Electronics Co. Ltd.	751,117	41,359

Samsung Engineering Co. Ltd. [1]	212,876	4,591

Samsung Fire & Marine Insurance Co. Ltd.	14,514	2,533

Samsung Securities Co. Ltd.	104,098	2,857

Woori Financial Group Inc.	562,691	5,054

Youngone Corp.	78,445	3,852

		207,634

Taiwan — 18.7%

Alchip Technologies Ltd.	56,000	3,244

Asia Vital Components Co. Ltd.	850,019	7,411

Bora Pharmaceuticals Co. Ltd.	138,000	3,457

Chung-Hsin Electric & Machinery Manufacturing Corp.	881,000	3,892

Evergreen Marine Corp. Taiwan Ltd.	2,333,000	7,033

Fitipower Integrated Technology Inc.	989,000	4,568

Gigabyte Technology Co. Ltd.	1,765,000	13,842

Global Unichip Corp.	49,000	2,536

Gloria Material Technology Corp.	1,645,000	3,056

Hon Hai Precision Industry Co. Ltd.	5,573,298	20,263

International Games System Co. Ltd.	216,000	4,304

SCHEDULE OF INVESTMENTS (000) * (continued)

June 30, 2023 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares/ Face Amount	Value

Taiwan — (continued)

King Yuan Electronics Co. Ltd.	2,003,000	$3,677

Lite-On Technology Corp.	1,922,202	6,401

Lotus Pharmaceutical Co. Ltd. [1]	849,000	8,907

Micro-Star International Co. Ltd.	897,000	5,100

Novatek Microelectronics Corp.	1,093,000	15,007

Pou Chen Corp.	2,113,000	2,142

Quanta Computer Inc.	1,714,000	8,371

Radiant Opto-Electronics Corp.	818,000	2,896

Sercomm Corp.	1,284,000	4,345

Simplo Technology Co. Ltd.	170,000	1,798

Sitronix Technology Corp.	506,000	3,830

Taiwan Semiconductor Manufacturing Co. Ltd.	1,875,000	34,638

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	444,581	44,867

United Microelectronics Corp. [1]	7,933,000	12,465

Wistron Corp.	2,616,000	7,633

		235,683

Thailand — 1.2%

AP Thailand PCL	6,484,700	2,105

Bangchak Corp. PCL	1,837,300	1,896

Bangkok Dusit Medical Services PCL, Class F	7,442,400	5,836

Krung Thai Bank PCL	9,189,400	5,036

		14,873

Turkey — 1.4%

KOC Holding AS	1,474,925	5,906

Migros Ticaret AS	142,428	1,164

Sok Marketler Ticaret AS [1]	1,905,275	2,441

Turk Hava Yollari AO [1]	1,047,352	7,802

		17,313

United Arab Emirates — 0.6%

Emirates NBD Bank PJSC [1]	923,191	3,758

Multiply Group PJSC [1]	3,977,714	3,447

		7,205

Total Common Stock

(Cost $1,169,658) — 93.5%		1,177,641

EQUITY-LINKED NOTES

Citigroup Global Markets Holdings Inc. (Underlying Reference is MSCI China A Inclusion Net Return USD Index)

9/22/2023 [1,4,5]	$ 35,000,000	31,262

SCHEDULE OF INVESTMENTS (000) * (continued)

June 30, 2023 (Unaudited)

Causeway Emerging Markets Fund	Face Amount/ Number of Shares	Value

EQUITY-LINKED NOTES — (continued)

Citigroup Global Markets Holdings Inc. (Underlying Reference is a Basket Consisting of China A Shares Available Via Hong Kong Stock Connect) 7/11/2023 [1,4,5]	$13,678,800	$13,480

Total Equity-Linked Notes

(Cost $48,679) — 3.6%		44,742

PREFERENCE STOCK

Brazil — 0.3%

Bradespar SA	897,700	4,168

Total Preference Stock

(Cost $4,077) — 0.3%		4,168

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 5.050% **	12,355,078	12,355

Total Short-Term Investment

(Cost $12,355) — 1.0%		12,355

Total Investments — 98.4%

(Cost $1,234,769)		1,238,906

Other Assets in Excess of Liabilities — 1.6%		20,062

Net Assets — 100.0%		$1,258,968

A list of the open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation

Long Contracts

MSCI Emerging Markets	50	Sept-2023	$11,918	$11,775	$(143)

*	Except for share/face amount data.
**	The rate reported is the 7-day effective yield as of June 30, 2023.
1	Non-income producing security.
2	Level 3 security in accordance with fair value hierarchy.
3	Real Estate Investment Trust.
4

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2023, the value of these securities amounted to $44,742 (000) representing 3.6% of the Net Assets.

5

Equity linked note or certificate issued by Citigroup Global Markets Holdings Inc. providing exposure to the price movements of the underlying reference(s) noted, plus an outperformance rate of return that is fixed at the time of issuance.

ADR American Depositary Receipt

PJSC Public Joint-Stock Company

Amounts designated as “—“ are $0 or are rounded to $0.

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2023 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at June 30, 2023:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Argentina	$9,658	$—	$—		$9,658
Brazil	56,191	—	—		56,191
China	116,846	256,057	—	^	372,903
Greece	—	5,920	—		5,920
India	—	160,883	—		160,883
Indonesia	—	21,670	—		21,670
Kuwait	—	2,985	—		2,985
Mexico	32,035	—	—		32,035
Poland	—	6,508	—		6,508
Qatar	2,898	—	—		2,898
Russia	—	—	—	^	—
Saudi Arabia	—	17,637	—		17,637
South Africa	4,382	1,263	—		5,645
South Korea	—	207,634	—		207,634
Taiwan	44,867	190,816	—		235,683
Thailand	—	14,873	—		14,873
Turkey	1,164	16,149	—		17,313
United Arab Emirates	—	7,205	—		7,205

Total Common Stock	268,041	909,600	—		1,177,641

Equity-Linked Notes	—	44,742	—		44,742

Preference Stock	4,168	—	—		4,168

Short-Term Investment	12,355	—	—		12,355

Total Investments in Securities	$284,564	$954,342	$—		$1,238,906

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Depreciation	$(143)	$—	$—		$(143)

Total Other Financial Instruments	$(143)	$—	$—		$(143)

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Security is fair valued at zero. Level 3 security in accordance with fair value hierarchy.

* Futures contracts are valued at the unrealized depreciation on the instruments.

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-3300